Accounts and Notes Receivables, Net (Details) - Schedule of Movements of the Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movements of the Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 32,019	¥ 31,381	¥ 31,381	¥ 34,969	¥ 23,298
Additions/(reversal)			1,408	(892)	11,671
Write-off		¥ (770)	(770)	(2,696)
Balance at the end of the year			¥ 32,019	¥ 31,381	¥ 34,969